Information on how numbers were calculated (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
SummaryOfInformationOnHowNumbersWereCalculatedLineItems [Line Items]
Research and development expenses	€ 25,028	€ 14,415	€ 5,278
Third-party services
SummaryOfInformationOnHowNumbersWereCalculatedLineItems [Line Items]
Research and development expenses	15,909	8,856	3,757
Manufacturing
SummaryOfInformationOnHowNumbersWereCalculatedLineItems [Line Items]
Research and development expenses	4,829	5,559
Clinical
SummaryOfInformationOnHowNumbersWereCalculatedLineItems [Line Items]
Research and development expenses	11,080	3,297
Personnel expenses
SummaryOfInformationOnHowNumbersWereCalculatedLineItems [Line Items]
Research and development expenses	8,037	4,681	1,293
Stock-based Compensation
SummaryOfInformationOnHowNumbersWereCalculatedLineItems [Line Items]
Research and development expenses	5,256	3,071	302
Legal and consulting fees
SummaryOfInformationOnHowNumbersWereCalculatedLineItems [Line Items]
Research and development expenses	421	643	95
Others
SummaryOfInformationOnHowNumbersWereCalculatedLineItems [Line Items]
Research and development expenses	€ 661	€ 235	€ 132